SCHEDULE OF LEASE COST (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating lease cost		$ 3,094
Short-term lease cost	3,896
Variable lease cost
Total lease cost	$ 3,896	$ 3,094